LONG-TERM LOANS (Tables)	6 Months Ended
Dec. 31, 2020
LONG-TERM LOANS
Schedule Of Debt Instruments

	June 30,	December 31,
	2020	2020
		(Unaudited)
MYR denominated loans	842	819
SGD denominated loans	258	280
USD denominated loan	15,000	15,000

	$16,100	$16,099

Less: current portion	(320)	(326)

	$15,780	$15,773

Schedule of principal and interest payments for all outstanding long-term loans
Scheduled principal payments for all outstanding long-term loans as of December 31, 2020 are as follows:

December 31,
2020
(Unaudited)
January 1, 2021 – December 31, 2021	$315
January 1, 2022 – December 31, 2022	15,300
January 1, 2023 – December 31, 2023	200
January 1, 2024 – December 31, 2024	64
January 1, 2025 and onwards	220

$16,099